Acquisition of Orbital ATK Acquired Purchased Intangbile Assets (Details 3) - USD ($) $ in Millions	Jun. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill		$ 18,708	$ 18,672	$ 12,455
Orbital ATK [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 1,525
Goodwill	$ 6,259
Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 280
Customer Contracts [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	9 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 1,245